Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 607,000.00
Previously Paid Amount	0.00
Total Fee Amount	52.81
Total Offset Amount	0.00
Net Fee	52.81
Narrative - Max Aggregate Offering Price	$ 607,000.00
Final Prospectus	true